Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [Abstract]
Total assets		€ 1,391,000	€ 1,317,000
Financial liabilities at fair value through profit or loss [Abstract]
Total equity		81,865	76,330
Deutsche Bank AG [Member]
Assets [Abstract]
Cash and central bank balances		147,494	178,416
Interbank balances (w/o central banks)		6,160	6,140
Central bank funds sold and securities purchased under resale agreements		40,803	14,725
Securities borrowed		44	39
Financial assets at fair value through profit or loss [Abstract]
Trading assets		139,772	125,275
Positive market values from derivative financial instruments		291,800	251,877
Non-trading financial assets mandatory at fair value through profit and loss		114,324	88,047
Financial assets designated at fair value through profit or loss		0	75
Total financial assets at fair value through profit or loss		545,895	465,273
Financial assets at fair value through other comprehensive income		42,090	35,546
Equity method investments		1,028	1,013
Loans at amortized cost		483,897	479,353
Property and equipment		6,193	6,185
Goodwill and other intangible assets		7,749	7,327
Other assets	[1]	101,178	114,698
Assets for current tax		1,801	1,513
Deferred tax assets		6,702	7,039
Total assets		1,391,033	1,317,266
Liabilities and equity [Abstract]
Deposits		667,700	625,486
Central bank funds purchased and securities sold under repurchase agreements		3,740	3,038
Securities loaned		2	3
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		43,498	44,005
Negative market values from derivative financial instruments		276,410	238,278
Financial liabilities designated at fair value through profit or loss		92,047	83,727
Investment contract liabilities		454	484
Total financial liabilities at fair value through profit or loss		412,409	366,494
Other short-term borrowings		9,895	9,620
Other liabilities	[1]	95,616	113,018
Provisions		3,326	2,448
Liabilities for current tax		720	631
Deferred tax liabilities		574	517
Long-term debt		114,899	119,390
Trust preferred securities	[2]	287	289
Total liabilities		1,309,168	1,240,935
Common shares, no par value, nominal value of EUR 2.56		5,106	5,223
Additional paid-in capital		39,744	40,187
Retained earnings		25,872	22,845
Common shares in treasury, at cost		713	481
Accumulated other comprehensive income (loss), net of tax		(1,300)	(1,775)
Total shareholders equity		68,709	65,999
Additional equity components		11,550	8,569
Noncontrolling interests		1,606	1,763
Total equity		81,865	76,330
Total liabilities and equity		€ 1,391,033	€ 1,317,266

[1]	Includes non-current assets and disposal groups held for sale
[2]	Perpetual instruments, redeemable at specific future dates at the Group’s option.